Quarterly Holdings Report
for

Fidelity® Pacific Basin Fund

July 31, 2019

PAF-QTLY-0919
1.804825.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Australia - 12.3%
Aristocrat Leisure Ltd.	384,311	$7,997,162
Blue Sky Alternative Investments Ltd. (a)(b)	1,733,447	219,302
BWX Ltd. (c)	2,523,963	3,805,522
Commonwealth Bank of Australia	249,845	14,021,700
CSL Ltd.	91,907	14,341,388
Hansen Technologies Ltd.	2,942,633	7,720,396
HUB24 Ltd. (c)	782,230	6,613,232
Macquarie Group Ltd.	123,420	10,801,596
Magellan Financial Group Ltd.	287,339	12,067,126
Netwealth Group Ltd.	765,251	4,326,250
NIB Holdings Ltd.	1,133,545	6,178,065
Pro Medicus Ltd.	24,200	505,254
realestate.com.au Ltd.	139,974	9,388,634
SpeedCast International Ltd.	841,192	1,077,130
Woodside Petroleum Ltd.	287,298	6,774,769

TOTAL AUSTRALIA		105,837,526

Bailiwick of Jersey - 0.9%
Amcor PLC unit (a)	716,758	7,584,219
Cayman Islands - 11.9%
51job, Inc. sponsored ADR (a)	88,100	6,832,155
Alibaba Group Holding Ltd. sponsored ADR (a)	174,400	30,190,384
China High Precision Automation Group Ltd. (a)(b)	1,875,000	2
China Metal Recycling (Holdings) Ltd. (a)(b)	2,572,200	3
Hansoh Pharmaceutical Group Co. Ltd. (d)	2,358,000	6,336,928
Hypebeast Ltd.	4,260,000	595,232
International Housewares Retail Co. Ltd.	19,363,700	5,304,652
Shenzhou International Group Holdings Ltd.	547,500	7,551,511
SITC International Holdings Co. Ltd.	3,415,000	3,764,155
Tencent Holdings Ltd.	914,800	42,623,254

TOTAL CAYMAN ISLANDS		103,198,276

China - 9.9%
AVIC Jonhon OptronicTechnology Co. Ltd.	1,413,610	7,542,094
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	1,336,800	4,861,999
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	568,010	8,192,208
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	703,694	5,596,425
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	711,900	5,146,085
Kweichow Moutai Co. Ltd. (A Shares)	124,650	17,484,746
Midea Group Co. Ltd. (A Shares)	773,400	6,092,906
Shanghai International Airport Co. Ltd. (A Shares)	705,813	8,430,528
Shenzhen Expressway Co. (H Shares)	6,230,000	7,394,951
Sinopec Engineering Group Co. Ltd. (H Shares)	4,098,500	3,210,800
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	1,942,525	4,404,415
Yunnan Baiyao Group Co. Ltd. (A Shares)	622,433	6,840,937

TOTAL CHINA		85,198,094

Hong Kong - 4.5%
AIA Group Ltd.	2,028,800	20,766,327
Dah Sing Banking Group Ltd.	2,182,800	3,795,658
Hong Kong Exchanges and Clearing Ltd.	229,027	7,696,763
Techtronic Industries Co. Ltd.	866,500	6,443,860

TOTAL HONG KONG		38,702,608

India - 7.0%
Axis Bank Ltd.	590,198	5,752,493
CCL Products (India) Ltd.	1,250,367	4,451,891
HDFC Asset Management Co. Ltd. (d)	155,363	4,825,081
HDFC Bank Ltd.	257,766	8,397,229
Housing Development Finance Corp. Ltd.	306,384	9,407,223
Indraprastha Gas Ltd. (a)	927,400	4,066,747
Oberoi Realty Ltd. (a)	352,703	2,804,434
Power Grid Corp. of India Ltd.	1,789,660	5,463,809
Reliance Industries Ltd.	617,475	10,395,596
TCNS Clothing Co. Ltd. (a)(d)	478,590	5,059,020

TOTAL INDIA		60,623,523

Indonesia - 2.3%
PT Bank Central Asia Tbk	5,372,500	11,794,671
PT Bank Rakyat Indonesia Tbk	25,248,900	8,000,820

TOTAL INDONESIA		19,795,491

Israel - 0.0%
Sarine Technologies Ltd.	2,127,100	393,205
Japan - 32.7%
Azbil Corp.	248,800	5,980,439
Bank of Kyoto Ltd.	88,500	3,445,147
Create SD Holdings Co. Ltd.	211,800	4,777,619
Daikin Industries Ltd.	73,200	9,085,351
Hoshizaki Corp.	91,400	6,485,964
Hoya Corp.	204,100	15,768,550
Iriso Electronics Co. Ltd.	135,100	6,209,210
Kao Corp.	142,100	10,370,568
Keyence Corp.	30,400	17,640,886
Kyowa Hakko Kirin Co., Ltd.	298,500	4,919,586
Lasertec Corp.	101,800	4,931,391
Minebea Mitsumi, Inc.	428,500	7,313,419
Misumi Group, Inc.	219,000	4,980,292
MonotaRO Co. Ltd.	271,800	5,986,146
Morinaga & Co. Ltd.	71,400	3,366,872
Nakanishi, Inc.	242,800	4,454,718
Nidec Corp.	77,400	10,469,170
Nihon M&A Center, Inc.	238,600	6,474,374
Nintendo Co. Ltd.	30,500	11,220,734
Nitori Holdings Co. Ltd.	54,700	7,406,297
NSD Co. Ltd.	277,700	8,602,344
Open House Co. Ltd.	157,900	6,959,560
ORIX Corp.	480,400	6,895,345
PALTAC Corp.	140,000	6,897,693
Pilot Corp.	145,500	5,510,249
ProNexus, Inc.	85,100	850,296
Recruit Holdings Co. Ltd.	276,700	9,369,747
Shimadzu Corp.	281,300	6,821,118
Shionogi & Co. Ltd.	172,600	9,556,001
SMC Corp.	23,000	8,427,061
SMS Co., Ltd.	285,500	6,390,224
SoftBank Corp.	367,700	18,774,083
Subaru Corp.	306,000	7,131,713
Terumo Corp.	339,800	9,890,001
Tsuruha Holdings, Inc.	75,400	7,713,963
Zozo, Inc.	611,200	11,590,271

TOTAL JAPAN		282,666,402

Korea (South) - 2.7%
KB Financial Group, Inc.	160,640	5,845,719
Samsung Electronics Co. Ltd.	221,980	8,372,540
SK Hynix, Inc.	144,148	9,189,217

TOTAL KOREA (SOUTH)		23,407,476

Multi-National - 1.1%
HKT Trust/HKT Ltd. unit	5,722,000	9,140,528
Netherlands - 0.5%
ASML Holding NV (Netherlands)	19,100	4,255,941
New Zealand - 1.7%
EBOS Group Ltd.	428,279	7,004,265
Ryman Healthcare Group Ltd.	955,340	8,055,200

TOTAL NEW ZEALAND		15,059,465

Philippines - 1.1%
Ayala Land, Inc.	9,453,000	9,206,098
Taiwan - 5.0%
Micro-Star International Co. Ltd.	1,674,000	4,679,024
Taiwan Semiconductor Manufacturing Co. Ltd.	3,831,000	31,464,566
Voltronic Power Technology Corp.	333,703	7,185,184

TOTAL TAIWAN		43,328,774

Thailand - 1.2%
Home Product Center PCL (For. Reg.)	10,933,100	6,094,799
Thai Beverage PCL	7,190,200	4,355,245

TOTAL THAILAND		10,450,044

United States of America - 1.6%
GI Dynamics, Inc. CDI (a)	5,561,290	129,707
IPG Photonics Corp. (a)	32,100	4,205,421
ResMed, Inc. CDI	699,662	9,072,543

TOTAL UNITED STATES OF AMERICA		13,407,671

TOTAL COMMON STOCKS
(Cost $644,839,210)		832,255,341

Nonconvertible Preferred Stocks - 0.9%
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.
(Cost $8,424,134)	244,100	7,517,912

Money Market Funds - 3.5%
Fidelity Cash Central Fund 2.43% (e)	24,017,669	24,022,472
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	6,720,155	6,720,827
TOTAL MONEY MARKET FUNDS
(Cost $30,743,299)		30,743,299
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $684,006,643)		870,516,552
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(7,113,108)
NET ASSETS - 100%		$863,403,444

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,221,029 or 1.9% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$336,470
Fidelity Securities Lending Cash Central Fund	271,519
Total	$607,989

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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